Financial Risk Management - Summary of Contractual Undiscounted Cash Flows (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	₩ 8,953,444	₩ 9,264,193
Borrowings(including debentures)	7,554,564	7,607,931
Other non-derivative financial liabilities	175,633	178,113
Financial guarantee contracts	65,760	26,738
Total	16,749,401	17,076,975
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	7,287,436	7,882,861
Borrowings(including debentures)	1,507,232	1,623,996
Other non-derivative financial liabilities	6,123	4,117
Financial guarantee contracts	52,734	26,738
Total	8,853,525	9,537,712
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	1,173,579	1,219,835
Borrowings(including debentures)	3,669,060	3,666,726
Other non-derivative financial liabilities	37,358	31,290
Financial guarantee contracts	13,026
Total	4,893,023	4,917,851
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	492,429	161,497
Borrowings(including debentures)	2,378,272	2,317,209
Other non-derivative financial liabilities	132,152	142,706
Total	₩ 3,002,853	₩ 2,621,412